Fair value of financial assets and liabilities - Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements (Detail) - Derivatives [member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	€ 36	€ 78
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position, total	36	78
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(25)	(38)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements, total	€ 12	€ 39